Derivative Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Derivative Warrant Liabilities

The key inputs for the Series A warrant liabilities were as follows:

Warrant Liability – Series A Warrants	January 17, 2025	December 31, 2024
Stock price on valuation date	$8.38	$18.00
Exercise price	$8.38	$34.00
Number of warrants	1,133,652	279,412
Remaining term (years)	4.88	4.93
Annual equity volatility	126.0%	113.0%
Annual volume volatility	377.0%	379.0%
Risk-free interest rate	4.32%	4.29%
Expected stockholder approval date	January 13, 2025	January 14, 2025
Expected stockholder approval probability	100%	50%

Schedule of fair value of the Derivative Liabilities

The following table provides a roll-forward of the fair value of the derivative liabilities described above during the six months ended June 30, 2025:

	Series A Warrants	Series B Warrants	Total Warrant Liabilities
Balance at December 31, 2024	$5,456,000	$11,147,000	$16,603,000
Exercises	—	(15,214,000)	(15,214,000)
Loss on change in fair value	2,401,000	4,067,000	6,468,000
Reclassification to equity	(7,857,000)	—	(7,857,000)
Balance at June 30, 2025	$—	$—	$—

Schedule of Shares of Common Stock Underlying Warrants

The following table provides a roll-forward of the number of shares of common stock underlying warrants issued during the six months ended June 30, 2025:

	Series A Warrants	Series B Warrants	Other Warrants	Total
Balance at December 31, 2024	279,412	279,412	4,511	563,335
Exercises	—	(279,412)	—	(279,412)
Balance at June 30, 2025	279,412	—	4,511	283,923

Previously Reported [Member]
Schedule of Derivative Warrant Liabilities

Warrant Liability – Series A Warrants	Issuance Date	December 31, 2024
Stock price on valuation date	$18.00	$18.00
Exercise price	$34.00	$34.00
Number of warrants	279,412	279,412
Remaining term (years)	5.00	4.93
Annual equity volatility	113.0%	114.0%
Annual volume volatility	377.0%	379.0%
Risk-free interest rate	3.95%	4.29%
Expected stockholder approval date	January 14, 2025	January 14, 2025
Expected stockholder approval probability	50%	50%

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Warrant Liability – Series B Warrants	Issuance Date	December 31, 2024
Stock price on valuation date	$18.00	$18.00
Exercise price	$68.00	$68.00
Number of warrants	279,412	279,412
Remaining term (years)	2.50	2.43
Annual equity volatility	126.0%	120.0%
Annual volume volatility	409.0%	416.0%
Risk-free interest rate	4.00%	4.17%
Expected stockholder approval date	January 14, 2025	January 14, 2025
Expected stockholder approval probability	50%	50%

Schedule of fair value of the Derivative Liabilities

The following table provides a roll-forward of the fair value of the derivative liabilities described above:

	Series A Warrants	Series B Warrants	Total Warrant Liabilities
Balance at December 31, 2023	$—	$—	$—
Issuances	5,901,000	11,036,000	16,937,000
Exercises	—	—	—
Loss (gain) on change in fair value	(445,000)	111,000	(334,000)
Balance at December 31, 2024	$5,456,000	$11,147,000	$16,603,000

Schedule of Shares of Common Stock Underlying Warrants

The following table provides a roll-forward of the number of shares of common stock underlying warrants issued during the year ended December 31, 2024 and the nine months ended December 31, 2023:

	Pre-Funded Warrants	Series A Warrants	Series B Warrants	Other Warrants	Total
Balance at March 31, 2023	—	—	—	4,511	4,511
Issuances	—	—	—	—	—
Exercises	—	—	—	—	—
Balance at December 31, 2023	—	—	—	4,511	4,511
Issuances	258,412	279,412	279,412	—	817,236
Exercises	(258,412)	—	—	—	(258,412)
Balance at December 31, 2024	—	279,412	279,412	4,511	563,335

Schedule of fair value on a recurring basis

The following table details the Company’s financial instruments that are required to be remeasured at fair value on a recurring basis and their fair value hierarchy as of December 31, 2024:

December 31, 2024	Level 1	Level 2	Level 3
Liabilities
Warrant liabilities	$—	$—	$16,603,000
Total liabilities	$—	$—	$16,603,000